EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Summary of equity-accounted investments
The following table outlines the changes in the company’s equity-accounted investments:

(MILLIONS)	2023	2022
Balance, beginning of year	$451	$455
Investment	22	48
Acquisitions through business combinations	36	—
Share of net income (loss)	(8)	6
Share of other comprehensive income (loss)	50	(58)
Dividends received	(14)	(4)
Change in basis of accounting(1)	104	—
Foreign exchange translation and other	3	4
Balance, end of year	$644	$451